Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	CAD 75	CAD 76	CAD 61
Tax benefit recognized in income	18	17	14
Excess tax benefit recognized in income	13	5
Stock Option Awards [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	13	12	11
Share Units Plan [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	55	58	53
Share Units Plan [Member] | Equity Settled Awards [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	54	42	39
Share Units Plan [Member] | Cash Settled Awards [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	1	16	14
Voluntary Incentive Deferral Plan (VIDP) [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	7	6	(3)
Voluntary Incentive Deferral Plan (VIDP) [Member] | Equity Settled Awards [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	1	1	0
Voluntary Incentive Deferral Plan (VIDP) [Member] | Cash Settled Awards [Member]
Total compensation expense and related tax benefit for all plans
Stock-based compensation expense	CAD 6	CAD 5	CAD (3)